Debt - Short-Term Debt (Details) - Short term financing agreements $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($)
Short-term Debt [Line Items]
Debt face amount	$ 3.7
Weighted average interest rate	2.60%
Minimum
Short-term Debt [Line Items]
Debt Instrument, Term	9 months
Maximum
Short-term Debt [Line Items]
Debt Instrument, Term	10 months